Stock-Based Compensation - General Employees Stock Purchase Plan (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award Activity
Compensation expense	$ 274	$ 262	$ 278
General Employees' Stock Purchase Plan (GESPP)
Share-based Compensation Arrangement by Share-based Payment Award Activity
Number of shares authorized (in shares)	60
Option price, percentage of market value at date of grant (as a percent)	85.00%
Weighted-average fair value (in dollars per share)	$ 27.80	$ 23.47	$ 27.14
Option price, discount from market value at date of grant (as a percent)	15.00%
Compensation expense	$ 32	$ 31	$ 30